BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Key Executive Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,766	$ 2,959	$ 2,654
Share-based payment	285	310	460
Other long-term benefits		6	28
Benefits to key executive personnel	$ 3,051	$ 3,275	$ 3,142